EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
EARNINGS PER SHARE

17. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	Years ended December 31,
	2013	2014	2015
Net income (loss) attributed to holder of ordinary shares	$(258,915,539)	$(33,630,021)	$(5,075,122)

Net income (loss) adjusted for dilutive securities	(258,915,539)	(33,630,021)	(5,075,122)

Weighted-average number of common shares outstanding-basic	182,167,908	203,550,049	204,085,041
Dilutive effect of non-vested shares	-	-	-

Weighted-average number of common shares outstanding-diluted	182,167,908	203,550,049	204,085,041

Basic loss per share	$(1.42)	$(0.17)	$(0.02)

Diluted loss per share	$(1.42)	$(0.17)	$(0.02)

Diluted earnings per share excludes 33,389,150, 30,420,950 and 18,356,267 common shares issuable upon the assumed conversion of the convertible debt, share options, restricted shares and warrant for the year ended December 31, 2013, 2014 and 2015, respectively, as their effect would have been anti-dilutive.

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31,2014 and 2015,there are 1,068,600 and 125,600 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share.